Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (39.5%)

	Airlines (0.5%)

28,036	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$25,193

300,799	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	248,856

1,150,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	1,193,269

893,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	923,666

390,892	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	379,400

426,523	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	375,225

1,054,291	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	944,966

595,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	417,446

		4,508,021

	Communication Services (6.0%)

1,630,000	Altice France, SA*^ 7.375%, 05/01/26	1,739,373

1,250,000	Arrow Bidco, LLC* 9.500%, 03/15/24	988,694

980,000	Ashtead Capital, Inc.*µ^ 4.000%, 05/01/28	1,022,468

705,000	Brink’s Company* 5.500%, 07/15/25	750,652

	CenturyLink, Inc.*^

1,145,000	4.000%, 02/15/27	1,199,004

475,000	5.125%, 12/15/26	498,969

1,740,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	1,846,949

	CSC Holdings, LLC*^

3,100,000	5.500%, 04/15/27	3,329,090

2,100,000	5.750%, 01/15/30	2,333,551

1,522,000	5.500%, 05/15/26	1,596,015

1,899,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	1,727,283

750,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	576,203

5,706,000	Embarq Corp. 7.995%, 06/01/36	6,761,553

	Entercom Media Corp.*^

1,371,000	6.500%, 05/01/27	1,234,352

822,000	7.250%, 11/01/24	688,618

	Frontier Communications Corp.@

2,377,000	7.625%, 04/15/24	778,503

1,425,000	11.000%, 09/15/25	506,274

1,250,000	10.500%, 09/15/22	430,200

735,000	8.500%, 04/01/26*	725,405

PRINCIPAL AMOUNT		VALUE

500,000	8.000%, 04/01/27*	$516,753

250,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	266,966

	Hughes Satellite Systems Corp.^

638,000	6.625%, 08/01/26	711,568

270,000	5.250%, 08/01/26	296,850

420,000	iHeartCommunications, Inc.^ 8.375%, 05/01/27	417,900

	Intelsat Jackson Holdings, SA@

1,730,000	9.750%, 07/15/25*	1,154,896

985,000	8.000%, 02/15/24*	1,006,867

475,000	5.500%, 08/01/23	297,927

850,000	LCPR Senior Secured Financing DAC*^ 6.750%, 10/15/27	917,074

	Netflix, Inc.^

725,000	4.875%, 06/15/30*	853,999

525,000	4.875%, 04/15/28	611,200

1,750,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,758,269

	Sirius XM Radio, Inc.*^

1,250,000	5.500%, 07/01/29	1,393,769

1,250,000	4.625%, 07/15/24	1,317,125

	Sprint Corp.

2,675,000	7.875%, 09/15/23	3,109,126

2,430,000	7.125%, 06/15/24	2,840,378

1,300,000	7.625%, 03/01/26	1,628,224

755,000	Telecom Italia Capital, SA 6.000%, 09/30/34	916,445

	Telesat Canada / Telesat, LLC*^

812,000	4.875%, 06/01/27	829,060

480,000	6.500%, 10/15/27	494,544

2,090,000	United States Cellular Corp. 6.700%, 12/15/33	2,615,426

	Windstream Services, LLC / Windstream Finance Corp.@

392,000	7.750%, 10/01/21	7,642

167,000	10.500%, 06/30/24*	8,293

		52,703,457

	Consumer Discretionary (6.7%)

474,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	484,369

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

705,000	6.625%, 01/15/28	711,500

572,000	9.875%, 04/01/27	622,756

1,185,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,201,211

1,460,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,318,489

488,000	Carnival Corp.*^ 10.500%, 02/01/26	505,949

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,130,000	5.125%, 05/01/27	3,330,163

1,175,000	5.750%, 02/15/26^	1,232,810

565,000	5.000%, 02/01/28^	600,341

476,000	4.250%, 02/01/31^	499,757

750,000	Cedar Fair, LP^

	5.250%, 07/15/29	710,809

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Century Communities, Inc.

1,250,000	6.750%, 06/01/27	$1,338,950

1,095,000	5.875%, 07/15/25^	1,137,437

2,075,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	2,188,285

	DISH DBS Corp.^

763,000	7.750%, 07/01/26	857,936

250,000	7.375%, 07/01/28*	265,625

	ESH Hospitality, Inc.*^

680,000	5.250%, 05/01/25	695,249

500,000	4.625%, 10/01/27µ	482,185

	Expedia Group, Inc.*µ

570,000	7.000%, 05/01/25^	615,210

361,000	6.250%, 05/01/25	395,093

600,000	Ford Motor Companyµ 8.500%, 04/21/23	666,462

	Ford Motor Credit Company, LLC

1,300,000	4.063%, 11/01/24^	1,331,973

1,140,000	3.664%, 09/08/24µ	1,150,317

1,120,000	4.134%, 08/04/25µ^	1,148,890

500,000	4.389%, 01/08/26µ	514,020

200,000	5.125%, 06/16/25µ	213,109

1,045,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	1,054,301

242,000	Gap, Inc.*µ^ 8.875%, 05/15/27	271,293

1,215,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	1,317,030

2,000,000	goeasy, Ltd.*µ 5.375%, 12/01/24	2,076,240

1,795,000	Guitar Center, Inc.* 9.500%, 10/15/21	1,268,392

1,241,000	Hasbro, Inc.µ 6.600%, 07/15/28	1,464,337

250,000	Installed Building Products, Inc.* 5.750%, 02/01/28	265,741

	International Game Technology, PLC*

1,260,000	6.250%, 01/15/27^	1,343,185

301,000	5.250%, 01/15/29µ	307,714

	L Brands, Inc.

1,413,000	6.875%, 11/01/35	1,355,434

469,000	9.375%, 07/01/25*	523,369

238,000	6.875%, 07/01/25*	256,577

237,000	6.694%, 01/15/27	230,701

1,200,000	Lennar Corp.^ 5.250%, 06/01/26	1,345,668

	M/I Homes, Inc.

1,335,000	5.625%, 08/01/25^	1,386,184

705,000	4.950%, 02/01/28	728,159

1,278,000	Macy’s Retail Holdings, LLC 3.875%, 01/15/22	1,202,374

472,000	Macy’s, Inc.*^ 8.375%, 06/15/25	494,208

	Mattel, Inc.*^

1,250,000	5.875%, 12/15/27	1,345,862

1,145,000	6.750%, 12/31/25	1,224,331

1,155,000	Mclaren Finance, PLC* 5.750%, 08/01/22	948,371

1,185,000	Meredith Corp.* 6.500%, 07/01/25	1,211,698

1,908,000	Meritage Homes Corp. 7.000%, 04/01/22	2,064,971

	Newell Brands, Inc.µ^

931,000	4.700%, 04/01/26	1,010,414

PRINCIPAL AMOUNT		VALUE

233,000	4.875%, 06/01/25	$253,690

2,300,000	Penske Automotive Group, Inc.^ 5.375%, 12/01/24	2,361,467

1,650,000	Rite Aid Corp.* 8.000%, 11/15/26	1,703,460

	Royal Caribbean Cruises, Ltd.*µ

465,000	11.500%, 06/01/25	512,893

233,000	10.875%, 06/01/23	246,008

1,250,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,140,687

750,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	842,948

1,250,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,217,294

403,665	US Airways Pass Through Trust Series 2012-2, Class Bµ 6.750%, 12/03/22	324,474

238,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	259,491

1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	816,300

		58,594,161

	Consumer Staples (1.5%)

750,000	Dean Foods Company*@ 6.500%, 03/15/23	16,477

482,000	Edgewell Personal Care Company*^ 5.500%, 06/01/28	522,486

815,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	871,096

680,000	Fresh Market, Inc.* 9.750%, 05/01/23	558,066

	JBS USA LUX, SA / JBS USA Finance, Inc.*

1,451,000	5.875%, 07/15/24	1,482,051

1,275,000	6.750%, 02/15/28µ^	1,427,139

403,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

	6.500%, 04/15/29	457,125

	Kraft Heinz Foods Company*

237,000	4.250%, 03/01/31	261,671

237,000	3.875%, 05/15/27^	255,683

	New Albertson’s, Inc.

621,000	7.750%, 06/15/26	693,648

248,000	8.000%, 05/01/31	281,329

	Pilgrim’s Pride Corp.*

1,450,000	5.875%, 09/30/27^	1,538,174

505,000	5.750%, 03/15/25	520,294

	Post Holdings, Inc.*

1,250,000	5.750%, 03/01/27	1,333,025

375,000	5.500%, 12/15/29^	412,016

250,000	5.625%, 01/15/28	273,825

995,000	Simmons Foods, Inc.*

	7.750%, 01/15/24	1,049,581

1,320,000	Vector Group, Ltd.*

	6.125%, 02/01/25	1,312,318

		13,266,004

	Energy (3.7%)

480,000	Apache Corp.^

	5.100%, 09/01/40	467,438

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

738,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	$1,565

	Buckeye Partners, LP^

750,000	3.950%, 12/01/26	752,494

500,000	5.850%, 11/15/43	460,812

512,000	Calfrac Holdings, LP* 8.500%, 06/15/26	55,393

2,156,000	California Resources Corp.*@ 8.000%, 12/15/22	49,793

720,000	ChampionX Corp. 6.375%, 05/01/26	675,922

1,200,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	119,628

1,000,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	1,058,390

595,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	56,400

	Continental Resources, Inc.^

965,000	3.800%, 06/01/24	936,339

725,000	4.375%, 01/15/28	678,147

1,490,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,147,903

	Denbury Resources, Inc.@

1,191,000	7.750%, 02/15/24*	506,657

470,000	9.250%, 03/31/22*	200,041

279,000	5.500%, 05/01/22	5,620

540,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	59,856

700,000	eG Global Finance, PLC* 6.750%, 02/07/25	733,110

	Energy Transfer Operating, LP

2,215,000	3.269%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	1,098,507

1,900,000	5.875%, 01/15/24µ^	2,093,049

315,000	5.500%, 06/01/27µ	348,565

	EnLink Midstream Partners, LP

1,235,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	472,443

1,015,000	4.850%, 07/15/26	788,985

	EP Energy, LLC / Everest Acquisition Finance, Inc.*@

900,000	9.375%, 05/01/24	702

604,000	7.750%, 05/15/26	163,512

	EQT Corp.^

750,000	8.750%, 02/01/30	870,225

385,000	7.875%, 02/01/25	423,435

978,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	920,983

	Gulfport Energy Corp.

1,200,000	6.375%, 05/15/25	594,390

720,000	6.000%, 10/15/24	380,664

250,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	254,681

282,000	HighPoint Operating Corp. 7.000%, 10/15/22	72,144

235,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	231,911

807,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	572,232

1,620,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	242,085

PRINCIPAL AMOUNT		VALUE

1,200,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	$1,157,670

	Moss Creek Resources Holdings, Inc.*

500,000	10.500%, 05/15/27	310,050

455,000	7.500%, 01/15/26	259,985

500,000	Murphy Oil Corp. 5.875%, 12/01/27	460,525

450,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	207,527

625,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	113,619

	Occidental Petroleum Corp.

2,615,000	4.300%, 08/15/39^	2,125,498

1,987,000	2.700%, 08/15/22	1,924,489

1,912,000	2.900%, 08/15/24^	1,803,207

760,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	652,677

750,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	798,461

425,000	Parsley Energy, LLC / Parsley Finance Corp.*^ 5.250%, 08/15/25	436,639

960,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	673,018

1,050,000	SESI, LLC 7.750%, 09/15/24	366,755

304,000	SM Energy Company*^ 10.000%, 01/15/25	300,580

	Transocean, Inc.*

690,000	7.500%, 01/15/26	338,204

475,000	8.000%, 02/01/27	232,543

1,300,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	755,599

500,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	520,332

1,385,000	W&T Offshore, Inc.* 9.750%, 11/01/23	924,155

460,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	333,185

940,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	175,371

236,000	WPX Energy, Inc.^ 5.875%, 06/15/28	241,227

		32,605,337

	Financials (7.0%)

3,175,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	3,208,766

470,000	AG Issuer, LLC* 6.250%, 03/01/28	476,451

2,065,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	2,193,742

1,597,000	Ally Financial, Inc. 8.000%, 11/01/31	2,211,374

1,975,000	Amwins Group, Inc.* 7.750%, 07/01/26	2,176,331

2,200,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,246,596

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Aviation Capital Group, LLC*µ

819,000	3.500%, 11/01/27	$735,691

486,000	3.875%, 05/01/23^	477,257

250,000	6.750%, 04/06/21	255,128

575,000	Bank of America Corp.^‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	544,695

2,335,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	1,937,349

	Credit Acceptance Corp.

1,250,000	6.625%, 03/15/26^	1,317,000

869,000	5.125%, 12/31/24*	884,985

297,000	Cushman & Wakefield US Borrower, LLC*^ 6.750%, 05/15/28	318,417

1,250,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	1,268,212

810,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	505,254

1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,589,001

	HAT Holdings I, LLC / HAT Holdings II, LLC*

750,000	5.250%, 07/15/24^	782,621

237,000	6.000%, 04/15/25µ	255,290

4,250,000	HUB International, Ltd.*^ 7.000%, 05/01/26	4,455,147

1,180,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ^ 5.250%, 05/15/27	1,243,974

1,825,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	944,228

2,195,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,308,635

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

3,140,000	7.250%, 08/15/24	2,904,877

1,250,000	6.250%, 06/03/26	1,267,919

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,114,000	5.250%, 10/01/25	1,928,264

237,000	4.250%, 02/01/27^	200,498

1,040,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,074,330

2,168,000	LPL Holdings, Inc.*^ 5.750%, 09/15/25	2,264,530

2,085,000	MetLife, Inc.µ 6.400%, 12/15/66	2,576,434

	Navient Corp.

2,113,000	5.000%, 03/15/27^	2,025,818

1,025,000	6.750%, 06/25/25^	1,073,795

632,000	6.500%, 06/15/22	659,293

1,080,000	NexBank Capital, Inc.*‡ 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,073,061

	OneMain Finance Corp.

1,640,000	6.875%, 03/15/25^	1,836,169

1,230,000	7.125%, 03/15/26^	1,445,318

PRINCIPAL AMOUNT		VALUE

380,000	8.875%, 06/01/25	$430,208

250,000	6.625%, 01/15/28	286,664

578,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 7.500%, 06/01/25	615,761

1,250,000	Radian Group, Inc. 4.875%, 03/15/27	1,218,962

1,300,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,295,749

1,250,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,207,656

466,000	StoneX Group, Inc.* 8.625%, 06/15/25	500,505

670,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	678,710

440,000	Tronox Finance, PLC* 5.750%, 10/01/25	439,747

	VICI Properties, LP / VICI Note Company, Inc.*

940,000	3.750%, 02/15/27µ	948,300

528,000	4.625%, 12/01/29µ	556,032

470,000	4.125%, 08/15/30^	476,190

		61,320,934

	Health Care (4.1%)

2,300,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	2,338,605

2,730,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,056,126

1,000,000	Centene Corp.^ 4.250%, 12/15/27	1,067,780

	CHS/Community Health Systems, Inc.

3,793,000	8.125%, 06/30/24*^	2,427,368

1,100,000	8.000%, 03/15/26*	1,127,236

750,000	6.250%, 03/31/23^	759,540

1,206,000	DaVita, Inc.*^ 4.625%, 06/01/30	1,286,886

	Encompass Health Corp.

470,000	4.750%, 02/01/30	497,876

470,000	4.500%, 02/01/28^	497,244

	HCA, Inc.µ

4,055,000	5.875%, 05/01/23	4,469,157

1,175,000	7.500%, 11/06/33	1,584,805

1,650,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	267,836

1,025,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	603,628

	Tenet Healthcare Corp.

2,250,000	6.250%, 02/01/27*	2,392,954

1,405,000	4.625%, 07/15/24^	1,438,720

1,315,000	6.875%, 11/15/31	1,267,127

1,250,000	4.875%, 01/01/26*^	1,308,563

1,500,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	1,487,288

	Teva Pharmaceutical Finance Netherlands III, BV

3,250,000	2.800%, 07/21/23^	3,160,982

2,050,000	6.000%, 04/15/24	2,172,118

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,350,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	$2,387,177

		35,599,016

	Industrials (6.2%)

1,195,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,195,920

1,450,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,491,136

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC^

1,230,000	5.750%, 03/15/25	1,273,800

1,175,000	4.625%, 01/15/27*	1,250,729

703,000	4.875%, 02/15/30*	759,437

	Allison Transmission, Inc.*^

825,000	4.750%, 10/01/27	859,320

525,000	5.000%, 10/01/24	536,975

245,000	5.875%, 06/01/29	271,205

	American Airlines Group, Inc.*

1,015,000	5.000%, 06/01/22	567,989

700,000	3.750%, 03/01/25^	311,497

2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,508,641

	Avolon Holdings Funding, Ltd.*µ

500,000	5.250%, 05/15/24	465,710

431,000	2.875%, 02/15/25	370,916

1,245,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,222,559

	Cascades, Inc. /Cascades USA, Inc.*

750,000	5.125%, 01/15/26	776,989

500,000	5.375%, 01/15/28^	520,970

	Colt Merger Sub, Inc.*

472,000	8.125%, 07/01/27^	482,620

472,000	6.250%, 07/01/25	494,949

	Covanta Holding Corp.

1,400,000	5.875%, 03/01/24	1,437,933

290,000	5.875%, 07/01/25	303,446

1,250,000	Delphi Technologies, PLC* 5.000%, 10/01/25	1,382,706

	Delta Air Lines, Inc.

239,000	7.375%, 01/15/26^	237,314

236,000	3.800%, 04/19/23	220,495

475,000	EnerSys* 4.375%, 12/15/27	481,244

2,580,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	2,103,409

	Golden Nugget, Inc.*^

1,360,000	6.750%, 10/15/24	947,784

1,340,000	8.750%, 10/01/25	703,574

533,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	555,652

500,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	482,097

625,000	Graphic Packaging International, LLC*µ 4.750%, 07/15/27	679,744

1,215,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,261,176

1,835,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	1,910,850

1,250,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,326,975

PRINCIPAL AMOUNT		VALUE

	Howmet Aerospace, Inc.^

1,450,000	5.125%, 10/01/24µ	$1,559,540

429,000	6.875%, 05/01/25	486,643

1,250,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,269,656

511,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	552,549

474,000	MasTec, Inc.* 4.500%, 08/15/28	495,761

2,053,000	Meritor, Inc.^ 6.250%, 02/15/24	2,105,906

588,000	Moog, Inc.*^ 4.250%, 12/15/27	600,713

1,175,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	1,214,192

	Navistar International Corp.*

850,000	6.625%, 11/01/25	872,376

480,000	9.500%, 05/01/25	548,758

940,000	Novelis Corp.*^ 4.750%, 01/30/30	983,212

1,700,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,496,850

505,000	Patrick Industries, Inc.*^ 7.500%, 10/15/27	539,325

236,000	Picasso Finance Sub, Inc.*^ 6.125%, 06/15/25	252,145

790,000	Scientific Games International, Inc.* 5.000%, 10/15/25	785,138

	Standard Industries, Inc.*^

475,000	5.000%, 02/15/27	508,851

236,000	4.375%, 07/15/30	255,239

	Station Casinos, LLC*^

1,435,000	4.500%, 02/15/28	1,286,341

1,224,000	5.000%, 10/01/25	1,161,313

785,000	Tennant Company 5.625%, 05/01/25	815,733

1,000,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	1,012,030

	TransDigm, Inc.

1,260,000	6.250%, 03/15/26*	1,330,969

700,000	7.500%, 03/15/27^	715,165

	United Rentals North America, Inc.

480,000	6.500%, 12/15/26^	533,371

450,000	5.875%, 09/15/26^	481,334

239,000	3.875%, 02/15/31	239,000

615,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	630,458

	WESCO Distribution, Inc.*

470,000	7.125%, 06/15/25	516,948

235,000	7.250%, 06/15/28	257,149

237,000	WR Grace & Co-Conn*µ 4.875%, 06/15/27	252,689

1,250,000	XPO Logistics, Inc.*µ^ 6.750%, 08/15/24	1,345,294

		54,500,409

	Information Technology (1.0%)

500,000	CDK Global, Inc.*^ 5.250%, 05/15/29	547,798

1,125,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,151,387

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Dell International, LLC / EMC Corp.*µ

1,155,000	6.020%, 06/15/26	$1,354,272

750,000	6.100%, 07/15/27	887,141

425,000	5.850%, 07/15/25	497,050

480,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	502,582

750,000	MTS Systems Corp.* 5.750%, 08/15/27	730,290

705,000	Open Text Corp.*^ 3.875%, 02/15/28	737,169

646,000	PTC, Inc.*^ 4.000%, 02/15/28	679,101

1,495,000	Vericast Corp.*^ 8.375%, 08/15/22	1,211,152

		8,297,942

	Materials (1.7%)

1,625,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	1,762,467

534,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	508,464

725,000	ArcelorMittal, SA 7.250%, 10/15/39	964,700

412,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	431,088

650,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	653,916

	Freeport-McMoRan, Inc.

645,000	5.000%, 09/01/27µ^	688,402

475,000	5.450%, 03/15/43µ	529,079

425,000	5.400%, 11/14/34^	478,125

900,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	906,593

725,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	766,408

	Kaiser Aluminum Corp.*

745,000	4.625%, 03/01/28	741,845

449,000	6.500%, 05/01/25	478,167

250,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	276,605

	New Gold, Inc.*

897,000	6.375%, 05/15/25	932,808

237,000	7.500%, 07/15/27^	257,778

250,000	Norbord, Inc.*^ 5.750%, 07/15/27	266,520

475,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	518,897

	PBF Holding Company, LLC / PBF Finance Corp.^

2,050,000	7.250%, 06/15/25	1,852,175

240,000	9.250%, 05/15/25*	268,795

1,105,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	1,135,531

750,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	793,316

		15,211,679

	Real Estate (0.5%)

1,225,000	CBL & Associates, LP 5.250%, 12/01/23	293,957

	Forestar Group, Inc.*

1,250,000	8.000%, 04/15/24	1,348,512

PRINCIPAL AMOUNT		VALUE

750,000	5.000%, 03/01/28	$748,939

	Service Properties Trust

1,250,000	4.350%, 10/01/24	1,122,181

465,000	5.250%, 02/15/26	419,093

		3,932,682

	Utilities (0.6%)

705,000	Calpine Corp.*^ 4.500%, 02/15/28	737,000

755,000	NRG Energy, Inc. 6.625%, 01/15/27	811,617

1,694,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,282,951

	Talen Energy Supply, LLC*^

500,000	10.500%, 01/15/26	388,265

250,000	7.250%, 05/15/27	260,203

1,250,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,375,744

		4,855,780

	TOTAL CORPORATE BONDS (Cost $362,765,088)	345,395,422

CONVERTIBLE BONDS (78.1%)

	Communication Services (8.4%)

2,750,000	Bandwidth, Inc.*µ 0.250%, 03/01/26	4,646,551

6,750,000	GCI Liberty, Inc.* 1.750%, 09/30/46	10,653,964

	Liberty Media Corp.

8,550,000	1.375%, 10/15/23	9,308,983

5,350,000	2.250%, 09/30/46	2,555,187

4,500,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	5,223,308

7,450,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	10,951,202

7,000,000	Sea, Ltd.* 2.375%, 12/01/25	10,838,590

	Snap, Inc.*

5,750,000	0.750%, 08/01/26	7,232,494

1,636,000	0.250%, 05/01/25	2,077,139

7,400,000	Zynga, Inc. 0.250%, 06/01/24	9,909,932

		73,397,350

	Consumer Discretionary (18.0%)

9,000,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	11,376,855

6,250,000	Burlington Stores, Inc.* 2.250%, 04/15/25	7,052,219

6,250,000	Carnival Corp.* 5.750%, 04/01/23	9,081,531

2,344,000	Chegg, Inc. 0.125%, 03/15/25	3,925,427

6,500,000	Dick’s Sporting Goods, Inc.*^ 3.250%, 04/15/25	9,805,185

2,512,000	DISH Network Corp.~ 2.375%, 03/15/24	2,310,927

8,750,000	Etsy, Inc.* 0.125%, 10/01/26	13,297,725

1,416,000	Guess, Inc. 2.000%, 04/15/24	991,044

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Liberty Interactive, LLC

1,220,000	4.000%, 11/15/29	$869,274

615,000	3.750%, 02/15/30	437,419

	NCL Corp., Ltd.*

4,255,000	5.375%, 08/01/25	3,963,915

3,000,000	6.000%, 05/15/24	3,526,620

6,750,000	RH* 0.000%, 09/15/24	9,941,029

15,250,000	Royal Caribbean Cruises, Ltd.*~ 4.250%, 06/15/23	14,605,459

9,845,000	Tesla, Inc.~ 2.000%, 05/15/24	46,183,338

3,500,000	Under Armour, Inc.* 1.500%, 06/01/24	4,210,815

6,250,000	Wayfair, Inc.* 1.000%, 08/15/26	11,821,281

3,750,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	4,413,094

		157,813,157

	Energy (2.3%)

418,000	Denbury Resources, Inc.*@ 6.375%, 12/31/24	57,212

2,734,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,440,874

3,750,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	3,503,569

5,250,000	Nabors Industries, Inc. 0.750%, 01/15/24	1,601,906

5,186,000	Oil States International, Inc. 1.500%, 02/15/23	2,715,182

7,000,000	Pioneer Natural Resources Company*^~ 0.250%, 05/15/25	8,310,715

	SunEdison, Inc.@

9,411,000	0.250%, 01/15/20	242,051

898,000	2.000%, 10/01/18	23,096

3,000,000	Transocean, Inc. 0.500%, 01/30/23	1,183,005

		20,077,610

	Financials (0.1%)

1,250,000	Prospect Capital Corp. 4.950%, 07/15/22	1,265,219

	Health Care (14.8%)

16,500,000	BioMarin Pharmaceutical, Inc.*µ 1.250%, 05/15/27	19,252,282

2,750,000	CONMED Corp.^ 2.625%, 02/01/24	3,133,928

14,000,000	DexCom, Inc.*^ 0.250%, 11/15/25	15,155,140

2,426,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	3,057,694

6,750,000	Exact Sciences Corp.^ 0.375%, 03/15/27	7,427,261

2,700,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,338,754

5,000,000	Illumina, Inc.^~ 0.500%, 06/15/21	7,680,600

13,500,000	Insulet Corp.*^~ 0.375%, 09/01/26	15,561,450

3,000,000	Invitae Corp.*^ 2.000%, 09/01/24	3,670,785

PRINCIPAL AMOUNT		VALUE

3,750,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	$3,867,638

3,840,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	4,032,480

2,100,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	3,482,336

4,000,000	NuVasive, Inc.* 0.375%, 03/15/25	3,710,100

8,000,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	8,144,800

6,470,000	Repligen Corp. 0.375%, 07/15/24	9,384,023

1,675,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	3,721,741

3,500,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,323,147

6,750,000	Teladoc Health, Inc.* 1.250%, 06/01/27	8,686,575

3,268,000	Tricida, Inc.* 3.500%, 05/15/27	2,530,641

		129,161,375

	Industrials (5.8%)

7,250,000	Air Canada* 4.000%, 07/01/25	7,583,645

3,750,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	3,786,675

10,000,000	American Airlines Group, Inc.µ 6.500%, 07/01/25	8,290,450

3,650,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	3,962,495

3,000,000	Chart Industries, Inc.* 1.000%, 11/15/24	4,015,590

7,000,000	Lyft, Inc.* 1.500%, 05/15/25	7,492,835

13,380,000	Southwest Airlines Company^~ 1.250%, 05/01/25	15,622,956

		50,754,646

	Information Technology (28.1%)

505,000	Advanced Micro Devices, Inc.µ 2.125%, 09/01/26	4,880,982

7,750,000	Akamai Technologies, Inc.*µ 0.375%, 09/01/27	8,939,819

	Alteryx, Inc.*µ^

4,167,000	0.500%, 08/01/24	5,013,318

3,500,000	1.000%, 08/01/26	4,300,957

3,500,000	Cloudflare, Inc.* 0.750%, 05/15/25	4,745,230

11,750,000	Coupa Software, Inc.* 0.375%, 06/15/26	14,750,715

7,250,000	Datadog, Inc.* 0.125%, 06/15/25	9,165,450

3,000,000	Envestnet, Inc. 1.750%, 06/01/23	3,998,835

2,500,000	Everbridge, Inc.* 0.125%, 12/15/24	3,569,488

3,500,000	Five9, Inc.* 0.500%, 06/01/25	4,050,288

4,500,000	II-VI, Inc. 0.250%, 09/01/22	5,735,025

13,250,000	Inphi Corp.*~ 0.750%, 04/15/25	17,261,967

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,000,000	Lumentum Holdings, Inc.*^ 0.500%, 12/15/26	$8,209,950

15,000,000	Microchip Technology, Inc.~ 1.625%, 02/15/27	21,977,625

6,750,000	MongoDB, Inc.*~ 0.250%, 01/15/26	8,808,109

	Okta, Inc.*

7,500,000	0.125%, 09/01/25	10,222,087

4,000,000	0.375%, 06/15/26	4,694,900

8,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	9,872,325

6,750,000	Proofpoint, Inc.* 0.250%, 08/15/24	6,930,630

2,000,000	Q2 Holdings, Inc.^ 0.750%, 06/01/26	2,492,760

3,870,000	RingCentral, Inc.* 0.000%, 03/01/25	4,251,969

3,750,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	4,108,931

5,750,000	Slack Technologies, Inc.* 0.500%, 04/15/25	7,002,264

18,000,000	Splunk, Inc.*~ 1.125%, 06/15/27	20,411,190

10,750,000	Square, Inc.*~ 0.125%, 03/01/25	14,326,525

3,000,000	Viavi Solutions, Inc. 1.750%, 06/01/23	3,568,710

1,500,000	Wix.com, Ltd.^ 0.000%, 07/01/23	3,148,350

9,500,000	Workday, Inc. 0.250%, 10/01/22	12,836,257

7,750,000	Zendesk, Inc.* 0.625%, 06/15/25	8,764,126

7,250,000	Zscaler, Inc.* 0.125%, 07/01/25	8,252,965

		246,291,747

	Real Estate (0.6%)

3,600,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,940,676

	TOTAL CONVERTIBLE BONDS (Cost $594,873,314)	683,701,780

BANK LOANS (4.7%) ¡

	Communication Services (1.0%)

1,290,250	Clear Channel Outdoor Holdings, Inc.‡ 3.761%, 08/21/26 3 mo. LIBOR + 3.50%	1,153,296

818,813	CommScope, Inc.‡ 3.411%, 04/06/26 1 mo. LIBOR + 3.25%	804,311

545,882	CSC Holdings, LLC‡ 2.675%, 04/15/27 1 mo. LIBOR + 2.50%	530,245

1,250,357	Frontier Communications Corp.‡ 3.918%, 06/15/24 1 mo. LIBOR + 3.75%	1,234,728

965,150	iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	906,170

2,297,500	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,324,163

PRINCIPAL AMOUNT		VALUE

1,025,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	$1,035,394

720,000	Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	694,026

276,403	Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%	264,079

		8,946,412

	Consumer Discretionary (0.8%)

949,686	Michaels Stores, Inc.‡ 3.534%, 01/30/23 3 mo. LIBOR + 2.50%	908,731

2,751,614	PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	2,744,748

1,376,617	Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	1,192,212

2,025,162	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	2,016,556

		6,862,247

	Energy (0.2%)

800,000	Epic Crude Services, LP‡ 5.370%, 03/02/26 3 mo. LIBOR + 5.00%	634,668

200,933	McDermott Technology Americas, Inc.‡ 4.167%, 06/30/25 1 mo. LIBOR + 4.00%	162,420

16,010	McDermott Technology Americas, Inc.‡ 3.167%, 06/30/24 1 mo. LIBOR + 3.00%	14,409

1,095,395	Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	969,424

		1,780,921

	Financials (0.2%)

1,266,825	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	1,237,796

653,091	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	651,458

269,862	Level 3 Financing, Inc.‡ 1.911%, 03/01/27 1 mo. LIBOR + 1.75%	262,048

		2,151,302

	Health Care (1.1%)

2,449,422	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	2,313,173

1,731,077	Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	1,663,115

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,632,043	Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	$1,612,663

1,113,700	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	936,488

1,562,495	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	1,523,433

2,206,663	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	1,761,193

		9,810,065

	Industrials (0.9%)

1,782,000	Berry Global, Inc.‡ 2.188%, 07/01/26 1 mo. LIBOR + 2.00%	1,732,719

482,625	BW Gas & Convenience Holdings, LLC‡ 6.430%, 11/18/24 1 mo. LIBOR + 6.25%	473,331

260,900	BW Gas & Convenience Holdings, LLC! 0.000%, 11/18/24	260,900

1,022,438	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 3.75%	1,019,350

749,338	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	661,290

1,253,924	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	1,218,914

657,993	RegionalCare Hospital Partners Holdings, Inc.‡ 3.911%, 11/17/25 1 mo. LIBOR + 3.75%	645,067

1,596,832	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	1,459,105

271,552	TransDigm, Inc.‡ 2.411%, 12/09/25 1 mo. LIBOR + 2.25%	254,944

		7,725,620

	Information Technology (0.4%)

1,132,750	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	1,096,371

1,194,000	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	1,172,359

1,096,684	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	1,089,144

		3,357,874

	Materials (0.1%)

728,175	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%	721,803

NUMBER OF SHARES		VALUE

	TOTAL BANK LOANS (Cost $43,440,205)	$41,356,244

CONVERTIBLE PREFERRED STOCKS (15.7%)

	Communication Services (0.9%)

7,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	8,075,422

	Consumer Discretionary (0.9%)

78,610	Aptiv, PLC 5.500%, 06/15/23	8,034,728

	Consumer Staples (0.4%)

35,755	Energizer Holdings, Inc. 7.500%, 01/15/22	3,593,377

	Energy (0.3%)

	NuStar Energy, LP‡

62,620	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,095,224

37,094	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	713,317

43,000	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	866,020

		2,674,561

	Financials (2.4%)

32,300	Assurant, Inc.µ 6.500%, 03/15/21	3,491,307

4,600	Bank of America Corp.‡‡ 7.250%	6,895,446

8,100	Wells Fargo & Company‡‡ 7.500%	10,947,150

		21,333,903

	Health Care (1.9%)

70,970	Boston Scientific Corp.µ 5.500%, 06/01/23	7,969,221

5,945	Danaher Corp. 4.750%, 04/15/22	8,436,669

		16,405,890

	Industrials (1.9%)

10,855	Fortive Corp. 5.000%, 07/01/21	9,598,208

73,760	Stanley Black & Decker, Inc. 5.250%, 11/15/22	7,041,130

		16,639,338

	Information Technology (2.0%)

15,360	Broadcom, Inc.~ 8.000%, 09/30/22	17,524,378

	Utilities (5.0%)

135,895	American Electric Power Company, Inc.µ 6.125%, 03/15/22	7,012,182

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

95,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	$5,502,543

83,670	Dominion Energy, Inc. 7.250%, 06/01/22	8,700,843

68,440	DTE Energy Company 6.250%, 11/01/22	3,085,960

	NextEra Energy, Inc.

138,185	4.872%, 09/01/22	7,629,194

77,785	5.279%, 03/01/23	3,767,905

	Sempra Energy

38,350	6.750%, 07/15/21^	3,970,759

35,250	6.000%, 01/15/21	3,600,435

		43,269,821

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $136,869,818)	137,551,418

COMMON STOCKS (0.6%)

	Communication Services (0.0%)

6,663	Cumulus Media, Inc. - Class A#	26,186

	Energy (0.5%)

1,875	Chevron Corp.	157,387

58,950	Energy Transfer, LP	386,122

64,780	Enterprise Products Partners, LP~	1,140,128

13,550	GasLog, Ltd.^	39,566

17,855	Magellan Midstream Partners, LP	722,949

110,309	Mcdermott International, Ltd.#	391,596

6,925	Schlumberger, Ltd.	125,620

344,673	Southwestern Energy Company#	837,555

25,965	Targa Resources Corp.	474,640

36,427	Tidewater, Inc.^#	226,576

49,917	Transocean, Ltd.^#	101,831

15,224	Weatherford International, PLC^#	26,338

8,500	Williams Companies, Inc.^	162,605

		4,792,913

	Financials (0.1%)

13,850	American International Group, Inc.	445,139

	TOTAL COMMON STOCKS (Cost $17,614,953)	5,264,238

WARRANTS (0.0%) #

	Energy (0.0%)

47,739	Mcdermott International, Ltd. 05/01/24, Strike $15.98	5

42,965	Mcdermott International, Ltd. 05/01/24, Strike $12.33	4

	TOTAL WARRANTS (Cost $18,376)	9

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Consumer Discretionary (0.0%)

165 23,607,540	Tesla, Inc. Put, 08/21/20, Strike $950.00	$90,338

	Financials (0.1%)

3,325 8,272,600	Bank of America Corp. Call, 01/15/21, Strike $28.00	433,912

2,800 6,792,800	Wells Fargo & Company Call, 01/15/21, Strike $55.00	18,200

		452,112

	Information Technology (0.1%)

140 5,280,240	Lam Research Corp. Call, 01/15/21, Strike $300.00	1,304,100

	TOTAL PURCHASED OPTIONS (Cost $4,115,970)	1,846,550

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.7%)

23,680,811	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $23,680,811)	23,680,811

TOTAL INVESTMENTS (141.5%) (Cost $1,183,378,535)		1,238,796,472

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.4%)		(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-30.1%)		(263,099,889)

NET ASSETS (100.0%)		$875,696,583

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.4%) #

	Consumer Discretionary (-0.4%)

165 23,607,540	Tesla, Inc. Call, 08/21/20, Strike $1,250.00 (Premium $665,501)	(3,529,763)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $115,091,015.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $22,414,749.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2020.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. A substantial portion of the Fund’s assets may be invested in below investment grade (high yield, high risk) securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows:*

Cost basis of investments	$1,182,713,034

Gross unrealized appreciation	143,133,414
Gross unrealized depreciation	(90,579,739)

Net unrealized appreciation (depreciation)	$52,553,675

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2020.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.